Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2022	December 31, 2021
Current liabilities	€m	€m
Trade payables	433.3	413.2
Accruals and deferred income	126.4	120.4
Trade terms payable	63.4	93.8
Social security and other taxes	25.0	24.6
Other payables	18.3	20.3
Financial payables	26.1	19.7
Bank overdrafts	2.9	—
Total current trade and other payables	695.4	692.0
Non-current liabilities
Accruals and deferred income	1.1	1.8
Total non-current trade and other payables	1.1	1.8
Total trade and other payables	696.5	693.8